Business Combinations - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Jan. 24, 2022
CVI Refrigerantes Ltda.
Disclosure of Detailed Information About Business Combination [Line Items]
Percentage of voting equity interests acquired			100.00%
Total consideration transferred			$ 1,947
Revenue of acquiree since acquisition date	$ 1,923
Revenue of combined entity as if combination occurred at beginning of period	$ 226,929
Distribution rights			894
Goodwill recognised as of acquisition date			197
Identifiable liabilities acquired recognised as of acquisition date			731
CVI Refrigerantes Ltda. | Previously Reported
Disclosure of Detailed Information About Business Combination [Line Items]
Total consideration transferred			$ 1,948
Agua Cristal from Bepensa
Disclosure of Detailed Information About Business Combination [Line Items]
Percentage of voting equity interests acquired		100.00%
Total consideration transferred		$ 699
Property, plant and equipment recognised as of acquisition date		448
Distribution rights		228
Goodwill recognised as of acquisition date		8
Identifiable liabilities acquired recognised as of acquisition date		$ 0